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Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse NASDAQ-100
®
2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide
leveraged
investment results that match twice the inverse of the performance of a specific underlying index on a
daily basis
, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the
Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated
investment goal (
i.e.
, -2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.
The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments.
Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index
®
(the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy
,
hold
and
sell
shares of the Fund. Owners of
variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Guggenheim Variable Insurance Funds Prospectus Inverse NASDAQ-100® 2x Strategy Fund Inverse NASDAQ-100(R) 2x Strategy Fund Variable Annuity USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guggenheim Variable Insurance Funds Prospectus Inverse NASDAQ-100® 2x Strategy Fund Inverse NASDAQ-100(R) 2x Strategy Fund Variable Annuity
Management Fees	0.90%
Other Expenses	0.92%	[1]
Total Annual Fund Operating Expenses	1.82%
[1]	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® 2x Strategy Fund | Inverse NASDAQ-100(R) 2x Strategy Fund Variable Annuity | USD ($)	185	573

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps and swaps on exchange-traded funds, futures contracts, and options on securities, securities indices, and futures contracts.
While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American
Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
The NASDAQ-100 Index
®
is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $
15.4
billion to $
2.1 trillion
as of
March 31,
2021. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of
March 31,
2021
, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary
Sector, Consumer Staples Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by
MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31,
2021
, the underlying index
components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the
Semiconductors & Semiconductor Equipment Industry and Software Industry, separate industries within the within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the
Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Compounding Risk
—In addition to the correlation risks described under “Correlation Risk,” the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses.
Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.
Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the inverse performance of the Fund’s underlying index on a daily basis.
Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time.
The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.
Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the
Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%
The underlying index’s annualized historical volatility rate for the five-year period ended March 31,
2021
is
16.96
%.
The underlying index’s highest one-year volatility rate during the five-year period is
21.61
%. The underlying index’s
annualized performance for the five-year period ended March 31,
2021
is
25.22
%.
Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.
Correlation Risk
—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are an inverse multiple of the returns of the underlying index for periods other than a single day. The risk of the
Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%.
In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.
Counterparty Credit Risk
—The Fund
makes investments
in financial instruments
and OTC-traded derivatives
involving counterparties
to gain exposure to a particular group of securities, index
,
asset class
or other reference
asset
without actually purchasing those securities or investments, to hedge a position
, or for other investment
purposes
.
Through these
investments and related arrangements
(
e
.
g.
,
prime brokerage or securities lending
arrangements or derivatives transactions)
, the Fund is exposed to
credit risks
that the counterparty may be unwilling
or unable to make timely payments
or otherwise
to meet its contractual obligations
. If the counterparty becomes
bankrupt or defaults on
(or otherwise becomes unable or unwilling to perform)
its payment
or other
obligations to the
Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering
the collateral or other assets held by, or on behalf of, the counterparty
. If this occurs, the value of your shares in the
Fund will decrease.
Credit Risk
—The Fund could lose money if the
issuer or guarantor of a fixed-
income or other debt instrument or a
counterparty to a derivatives transaction or other transaction is unable or unwilling
, or
perceived to be unable or
unwilling,
to pay interest or
repay principal on time,
defaults or otherwise fails to meet its obligations
.
Actual or
perceived changes in economic
,
social,
public health,
financial or political conditions in general or that affect a particular type of instrument
,
issuer,
guarantor or counterparty can reduce
the ability of the party to meet its
obligations
,
which can affect the credit quality,
liquidity and/
or value of an instrument
.
The value
of an instrument
also may decline for reasons that relate directly to the issuer, guarantor or counterparty
, such
as management
performance,
financial leverage and reduced demand for goods and services
. The
issuer
,
guarantor or counterparty
could also suffer a rapid decline in credit rating,
which would adversely affect the volatility of the value and liquidity of the instrument
.
Credit ratings may not be an accurate assessment of liquidity or credit risk.
Depositary Receipt Risk
—The Fund may hold the securities of non-U.S. companies in the form of depositary
receipts
. The underlying securities of the
depositary receipts
in the Fund’s portfolio are subject to fluctuations in
foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the
depositary receipts
may change materially when the U.S. markets are not open for trading.
Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk
—
Derivatives
may pose risks in addition to and greater than those associated with investing directly in securities
,
currencies
or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The Fund’s use of
derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value ("NAV") per share.
If
the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.
In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks.
Certain
risks
also
are specific to the derivatives in which the Fund invests.
Futures Contracts Risk
—
Futures contracts are
exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying
assets
. In addition, there is
a
risk that the Fund may not be able to enter into a closing
transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are
also
subject to leverage
and
liquidity
risks
.
Options Risk
—Options
and
options on futures contracts give the holder of the option the right
,
but not the
obligation,
to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price.
Options
are subject to correlation risk because there may be an imperfect correlation between the options and the
markets for underlying instruments that could
cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict
correctly
future price fluctuations and the
degree of correlation between the
markets for
options and
the underlying instruments
. Exchanges can limit the
number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options
are
also
particularly subject to leverage risk and can be subject to
liquidity risk.
Swap Agreements Risk
—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index).
Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Early Closing Risk
—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Equity Securities Risk
—
Equity securities include common stocks and other equity and equity-related securities
(and securities convertible into stocks). The prices
of
equity securities generally fluctuate in value more than fixed
-income
investments,
may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company
’s
financial condition and changes in the overall market or economy. A decline in the
value of equity
securities held by the Fund will adversely affect
the value of your investment in the Fund.
Common stocks generally
represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part
, or
even all,
of its investment in a company’s stock
.
Foreign Issuer Exposure Risk
—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers
, such as ADRs
. The Fund’s
exposure to
foreign issuers and
investments in foreign securities
,
if any,
are subject to additional risks in comparison to U.S.
securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Industry Concentration Risk
—The Fund may concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries.
To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31,
2021
, the underlying index components, and thus the Fund's investments, are concentrated in securities issued by companies in the industries described below. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.
Semiconductors & Semiconductor Equipment Industry.
As a result of the Fund's concentration in the
Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that
Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment
Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors &
Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Semiconductors & Semiconductor Equipment Industry. The Semiconductors &
Semiconductor Equipment Industry is a separate industry within the Information Technology Sector.
Software Industry.
As a result of the Fund's concentration in the Software Industry, the Fund is subject to the risks associated with that Industry. The Software Industry includes companies engaged in developing and producing software designed for specialized applications and systems and database management software and manufacturers of home entertainment and educational software used primarily in the home. The prices of the securities of issuers in the Software Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, challenges related to bringing products to market, and rapid obsolescence of products. In addition, many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies'
technology. Legislative or regulatory changes and increased government supervision also may affect companies in the Software Industry. The Software Industry is a separate industry within the Information
Technology Sector.
Interest Rate Risk
—
Fixed-
income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the
value or liquidity
of
,
and income generated by, the
investments
.
Interest rates may change as a result of a variety of
factors,
and
the change may be sudden and significant,
with unpredictable impacts on the financial markets and the
Fund’s investments. Fixed-
income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus,
subject to more volatility than similar instruments with shorter durations
.
Generally,
when
interest rates increase,
the values of fixed-
income and other debt instruments decline and when interest rates decrease
, the values of fixed
-
income
and other debt instruments
rise.
During
periods of rising interest rates,
because
changes
in interest
rates on adjustable
rate securities
may lag behind changes in market rates
, the value of
such
securities may decline
until
their interest rates
reset to market
rates.
During periods
of declining
interest rates,
because the
interest rates
on adjustable rate
securities generally reset downward
,
their market value is unlikely to
rise to the same extent as the value of comparable fixed rate securities
.
During periods when interest rates are low
or
negative
,
the Fund’
s yield
and performance may be adversely affected.
The risks associated with rising interest rates
are heightened given the current low interest rate environment
.
Large
-
Capitalization Securities Risk
—The Fund is subject to the risk that large-capitalization
securities may
outperform
other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leveraging Risk
—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.
Liquidity and Valuation Risk
—
It
may be difficult for the Fund to purchase and sell
particular
investments
within a
reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund
’
s
NAV, causing the Fund to be less liquid
and unable to realize what the Advisor believes should be the price of the investment
.
Valuation of portfolio investments may be difficult,
such as during periods of market turmoil or reduced
liquidity,
and
for investments that may
,
for example
,
trade infrequently
or irregularly
. In
these
and other circumstances,
an investment may be valued using fair value methodologies
,
which are inherently subjective,
reflect good faith
judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time
.
These risks are heightened for fixed-income and other debt instruments because of the current low interest rate environment.
Market Risk
—The
value of
,
or income generated by,
the
investments
held by the Fund may fluctuate
rapidly and
unpredictably and the Fund may incur losses as a result of
factors affecting individual companies or
issuers or
particular industries.
In addition, developments related to
economic, political
,
social, public health,
market or other
conditions may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments
.
Under such conditions, the Fund may experience significant
redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities. Governmental authorities and regulators have enacted and continue to enact significant fiscal and monetary policy changes designed to support financial markets, which present heightened risks to markets and Fund investments and are resulting in low interest rates and in some cases, negative yields, and such risks could be even further heightened if these actions are discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes. It is unknown how long current circumstances will persist, whether they will reoccur in the future and whether efforts to support the economy and financial markets will be successful.
Non
-
Diversification Risk
—
The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The
Fund may become diversified for periods of time solely as a result of changes in the composition of the underlying index (
e.g.
, changes in the relative market capitalization or weights of one or more index component stocks).
OTC
Trading Risk
—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Passive Investment Risk
—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in
rising
markets. Therefore, the Fund may be subject to greater losses in a rising
market than a fund that is
actively managed.
Portfolio Turnover Risk
—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.
Regulatory and Legal Risk
—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreement Risk
—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Sector Risk
—The Fund is subject to the Sector Risks described below.
Communication Services Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services
Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Increased sensitivity to short product cycles and aggressive pricing, challenges in bringing products to market and changes in demographics and consumer tastes also can affect the demand for, and success of, communication services products and services in the marketplace.
Consumer Discretionary Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the
Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Consumer Staples Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the
Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples
Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Health Care Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Health
Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health
Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Information Technology Sector Risk.
The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Shareholder Trading Risk
—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund
and
higher
transaction costs
. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.
Short Sale and Short Exposure Risk
—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit
and
leverage
risks
. The risk for loss on a short sale or other short exposure
,
which, in some cases, may be theoretically
unlimited,
is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased.
Government actions also may affect the
Fund’s ability to engage in short selling.
Temporary Defensive Investment Risk
—The Advisor generally does not attempt to take defensive positions in the
Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.
Tracking Error Risk
—The Advisor may not be able to cause the Fund’s performance to match
that of the Fund’s
benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the
Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Trading Halt Risk
—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and fully invest its assets, which could increase tracking error and
adversely affect performance, and may prevent the Fund from achieving its investment objective.
U.S.
Government Securities Risk
—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government.
U.S. government securities
are subject to the risks associated with fixed-income and debt securities, particularly interest rate
risk
and credit risk.

PERFORMANCE INFORMATION
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Of course, once the Fund has performance, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.